CAPITAL STRUCTURE (Details Narrative) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended
	Sep. 06, 2022	Jul. 13, 2022	Nov. 23, 2020	Dec. 20, 2021	Feb. 28, 2021	Feb. 18, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 14, 2022	Sep. 13, 2022	Aug. 19, 2022	Jul. 28, 2022	Jun. 27, 2022	Apr. 14, 2022	Mar. 30, 2022	Mar. 02, 2022	Jan. 28, 2022	Dec. 31, 2021	Dec. 28, 2021	Sep. 22, 2021	Jul. 30, 2021	May 28, 2021
Class of Stock [Line Items]
Number of share issued									760,000,000
Common stock, shares authorized							750,000,000		750,000,000											750,000,000
Common stock, par value							$ 0.0001		$ 0.0001											$ 0.0001
Preferred stock, shares authorized							10,000,000		10,000,000
Preferred stock, par value							$ 0.0001		$ 0.0001
Common stock, shares issued							43,207,163		43,207,163											37,082,864
Common stock, shares outstanding							43,207,163		43,207,163											36,754,064
Additional paid in capital							$ 1,319,945	$ 2,557,828	$ 3,271,365	$ 6,916,452
Capital distributions							0	$ 0	0	$ 0
Common stock repurchased shares					328,800
Treasury stock							$ (0)		$ (0)											$ 247,165	$ 247,165
Treasury Stock retired						328,800
Services To Be Provided [Member]
Class of Stock [Line Items]
Warrant exercise price				$ 1
Warrant expiration date				Dec. 20, 2026
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued							43,207,163	34,750,733	43,207,163	34,750,733
Common stock, shares outstanding							43,207,163	34,750,733	43,207,163	34,750,733
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							0		0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							2,000,000		2,000,000
Preferred stock, par value							$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							10,000,000		10,000,000											10,000,000
Preferred stock, par value							$ 0.0001		$ 0.0001											$ 0.0001
Preferred stock, shares outstanding							8,000		8,000											0
Coral Investment Partners Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding							1,000,000		1,000,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable			Nov. 30, 2023
Coral Investment Partners Warrants [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							500,000		500,000
Coral Investment Partners Warrants [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							500,000		500,000
Coral Investment Partners Warrants [Member] | Warrant Class A [Member]
Class of Stock [Line Items]
Warrants outstanding			500,000
Coral Investment Partners Warrants [Member] | Warrant Class A [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Warrant exercise price			$ 2
Coral Investment Partners Warrants [Member] | Warrant Class B [Member]
Class of Stock [Line Items]
Warrants outstanding			500,000
Coral Investment Partners Warrants [Member] | Warrant Class B [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Warrant exercise price			$ 5
Warrant Holder 1 [Member]
Class of Stock [Line Items]
Warrants outstanding							1,497,500		1,497,500
Warrant expiration date														Jun. 01, 2026
Warrant Holder 1 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							500,000		500,000															500,000
Warrant exercise price																								$ 2
Warrant Holder 1 [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							500,000		500,000															500,000
Warrant exercise price																								$ 5
Warrant Holder 1 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							497,500		497,500															500,000
Warrant exercise price														$ 1										$ 1
Warrants outstanding														2,500
Warrant Holder 2 [Member]
Class of Stock [Line Items]
Warrants outstanding							100,000		100,000
Warrant Holder 2 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant expiration date																							Jul. 26, 2026
Warrant Holder 2 [Member] | Termination Of License Right [Member] | Purple Bio Tech [Member]
Class of Stock [Line Items]
Warrant exercise price																						$ 5
Warrants outstanding																						300,000
Share-based Payment Arrangement, Expense									$ 1,897,585
Warrant Holder 2 [Member] | Exercise Price $5.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							100,000		100,000
Warrant Holder 2 [Member] | Warrant 1 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price																							$ 1
Warrants outstanding																							200,000
Warrant Holder 2 [Member] | Warrant 2 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price																							$ 2
Warrants outstanding																							100,000
Warrant Holder 2 [Member] | Warrant 3 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price																							$ 5
Warrants outstanding																							100,000
Warrant Holder 2 [Member] | Warrant 4 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price																		$ 1
Warrants outstanding																		5,000
Warrant Holder 2 [Member] | Warrant 5 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price															$ 1
Warrants outstanding															195,000
Warrant Holder 2 [Member] | Warrant 6 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price															$ 2
Warrants outstanding															75,000
Warrant Holder 2 [Member] | Warrant 7 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price												$ 2
Warrants outstanding												25,000
Warrant Holder 3 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 3 [Member] | Services To Be Provided [Member]
Class of Stock [Line Items]
Warrant exercise price												$ 1	$ 1
Warrants outstanding				600,000								10,000	115,000
Warrant Holder 4 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant exercise price													$ 1
Warrants outstanding													300,000
Warrant transferred		300,000		300,000
Warrant Holder 5 [Member]
Class of Stock [Line Items]
Warrants outstanding							375,000		375,000
Warrant transferred	175,000			175,000
Warrant Holder 5 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							175,000		175,000
Warrant Holder 5 [Member] | Warrant 1 [Member] | Professional Services 1 [Member]
Class of Stock [Line Items]
Warrant exercise price																			$ 1.50
Warrants outstanding																			200,000
Warrant Holder 9 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant transferred	200,000
Warrant Holder 9 [Member] | Warrant 1 [Member] | Professional Services 1 [Member]
Class of Stock [Line Items]
Warrant exercise price																			$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding																			200,000
Warrant Holder 6 [Member]
Class of Stock [Line Items]
Warrants outstanding							250,000		250,000
Warrant Holder 6 [Member] | Debt Extension [Member]
Class of Stock [Line Items]
Warrant exercise price																			$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding																			250,000
Warrant Holder 7 [Member]
Class of Stock [Line Items]
Warrants outstanding							400,000		400,000
Warrant Holder 7 [Member] | Warrant [Member] | Debt Extension [Member]
Class of Stock [Line Items]
Warrant exercise price																			$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding																			400,000
Warrant Holder 8 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 8 [Member] | Warrant [Member] | Professional Services [Member]
Class of Stock [Line Items]
Warrant exercise price											$ 1.50								$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding											775,000								775,000
Warrant Holder 10 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 10 [Member] | Warrant 2 [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price																			$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding											246,666								350,000
Warrant Holder 10 [Member] | Warrant [Member] | Professional Services 2 [Member]
Class of Stock [Line Items]
Warrant exercise price											$ 1.50		$ 1.50					$ 1.50
Warrants outstanding													50,000					53,334
Warrant Holder 11 [Member]
Class of Stock [Line Items]
Warrants outstanding							470,000		470,000
Warrant Holder 11 [Member] | Exercise price $2.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							150,000		150,000
Warrant Holder 11 [Member] | Exercise Price $1.00 [Member]
Class of Stock [Line Items]
Warrants outstanding							150,000		150,000
Warrant Holder 11 [Member] | Warrant 3 [Member] | Professional Services 3 [Member]
Class of Stock [Line Items]
Warrant exercise price																$ 1.50			$ 1
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding																170,000			150,000
Warrant Holder 11 [Member] | Warrant 3b [Member] | Professional Services 3 [Member]
Class of Stock [Line Items]
Warrant exercise price																			$ 2
Warrants outstanding																			150,000
Warrant Holder 12 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 12 [Member] | Warrant 4 [Member] | Professional Services 4 [Member]
Class of Stock [Line Items]
Warrant exercise price											$ 1.50		$ 1.50						$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding											918,050		100,000						1,018,050
Warrant Holder 13 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 13 [Member] | Warrant 5 [Member] | Professional Services 5 [Member]
Class of Stock [Line Items]
Warrant exercise price											$ 1.50							$ 1.50	$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding											210,000							15,000	225,000
Warrant Holder 14 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 14 [Member] | Warrant 6 [Member] | Professional Services 6 [Member]
Class of Stock [Line Items]
Warrant exercise price													$ 1						$ 1
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding													100,000						100,000
Warrant Holder 15 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 15 [Member] | Warrant 7 [Member] | Professional Services 7 [Member]
Class of Stock [Line Items]
Warrant exercise price											$ 1.50								$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding											100,000								100,000
Warrant Holder 16 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 16 [Member] | Warrant 8 [Member] | Professional Services 8 [Member]
Class of Stock [Line Items]
Warrant exercise price											$ 1.50				$ 1.50				$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding											75,000				25,000				100,000
Warrant Holder 17 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 17 [Member] | Warrant 9 [Member] | Professional Services 9 [Member]
Class of Stock [Line Items]
Warrant exercise price											$ 1.50								$ 1.50
Warrant expiration date																			Jan. 31, 2024
Warrants outstanding											52,050								52,050
Warrant Holder 18 [Member]
Class of Stock [Line Items]
Warrants outstanding							250,000		250,000
Warrant Holder 18 [Member] | Investment [Member]
Class of Stock [Line Items]
Warrant exercise price																	$ 3
Warrant expiration date																	Mar. 30, 2024
Warrants outstanding																	250,000
Warrant Holder 19 [Member]
Class of Stock [Line Items]
Warrants outstanding							0		0
Warrant Holder 19 [Member] | Professional Services [Member]
Class of Stock [Line Items]
Warrant exercise price											$ 1.50						$ 1.50
Warrant expiration date																	Apr. 01, 2027
Warrants outstanding											300,000						300,000